Jul. 26, 2017
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST
MORGAN STANLEY NEW YORK MUNI MONEY MARKET TRUST
July 26, 2017 Supplement SUPPLEMENT DATED JULY 26, 2017 TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF Morgan Stanley New York Municipal Money Market Trust, dated May 1, 2017 (the "Fund")

The Fund's Adviser, Morgan Stanley Investment Management Inc., has agreed to waive the Fund's advisory fee to the extent that such fee on an annualized basis exceeds 0.15% of the average daily net assets of the Fund, effective August 1, 2017. This fee waiver will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

Please retain this supplement for future reference.